Insurance - Summary of Insurance Investment Results (Details) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2026	Apr. 30, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Insurance service result [abstract]
Investment return	$ 111		$ 132	$ 106	$ 433
Insurance finance income (expense) from insurance and reinsurance contracts held	(40)		(120)	83	(332)
Movement in investment contract liabilities	(5)		17	4	(16)
Insurance investment results	$ 66	$ 51	$ 29	$ 193	$ 85